20. Income tax and social contribution (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Social Contribution Details 3Abstract
Beginning balance, previously presented	R$ (273)	R$ (147)	R$ (778)
Adjustment related to IFRS 9	4	3	4
At the beginning of the year	(269)	(143)	(774)
Credit (expenses) for the year - continuing operations	(102)	(126)	102
Credit (expense) for the year - discontinued operations	25	161	16
Income Tax related to OCI - continuing operations	(1)	1	0
Income Tax related to OCI - discontinued operations	3	1	14
Exchange rate variation	0	0	(10)
Special program on tax settlements - PERT - Discontinued operations - use of tax loss	(2)	(89)	0
Assets held for sale and discontinued operations	(28)	(73)	503
Other	0	0	6
At the end of the year	R$ (374)	R$ (269)	R$ (143)